OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS	12 Months Ended
Dec. 31, 2022
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

NOTE 23 — OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

Part of the assets arising from the favorable judgments of the credits with Eletrobras, mentioned in Note 19 iv, were used to set up a Non Standardized Credit Right Investment Fund (“FIDC NP Barzel”) which, on July 14, 2015 the single share of this FIDC was sold in a transaction for the acquisition of minority interests in companies controlled by Gerdau S.A. On December 31, 2022, the Company no longer has any obligation to be recorded in Current Liabilities (R$ 45,497 on December 31, 2021).